Fair Value Liabilities - Summary of Gain (Loss) on Exchange and Issuance of Warrants (Detail) - Series E Warrants [Member]	Apr. 07, 2016 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value of Series E Warrants exchanged	$ 6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$ 4,141,773